================================================================================

                                   THE  |
                                 ALGER  |  MEETING THE CHALLENGE
                              AMERICAN  |  OF INVESTING
                                  FUND  |

                                 ALGER AMERICAN
                                GROWTH PORTFOLIO

                                 ALGER AMERICAN
                         SMALL CAPITALIZATION PORTFOLIO

                                 ALGER AMERICAN
                           INCOME AND GROWTH PORTFOLIO

                                 ALGER AMERICAN
                               BALANCED PORTFOLIO

                                 ALGER AMERICAN
                             MIDCAP GROWTH PORTFOLIO

                                 ALGER AMERICAN
                           LEVERAGED ALLCAP PORTFOLIO

                          SEMI-ANNUAL  |  JUNE 30, 1999
                               REPORT  |  (UNAUDITED)

================================================================================

Fellow Shareholders:                                              AUGUST 4, 1999

YEAR-TO-DATE REVIEW

Continued strength in the U.S. economy contributed both to further gains in the equity markets and to increased market volatility through the second quarter of 1999. Gross Domestic Product grew 2.3% during the second quarter, a markedly slower pace than the 4.3% gain realized through March. With consumer spending still strong, business investment advancing, and low unemployment, the Federal Reserve Open-Market Committee (FOMC) adopted a "tightening bias" in May and announced a 25-basis point hike in short-term interest rates at the end of June.

In the face of uncertainty about interest rates and profit-taking on large capitalization stocks, the S&P 500 posted three dips of 5% or more in the first half of the year. At the end of June, however, equity markets soared on the FOMC announcement, ending the second quarter near record highs. The main reason for this surge was that the Fed officially returned to a "neutral bias". Through July, news of stronger-than-expected increases in consumer credit, retail sales, and new home sales bolstered confidence that the economy continues to steam along. At the same time, these indicators may have raised investors' uncertainty about the future direction of interest rates, contributing to the 3.2% decline in the S&P 500 in July. In the fixed-income markets, yields on long-term government issues rose from 5.06% at the end of 1998 to 6.04% at the end of June, and hovered near 6% through July.

Overseas, it seems that the Asian financial crisis, which began more than two years ago, is behind us. While U.S. exports to the region have not yet staged a sustained turnaround, many analysts expect to see better numbers by the end of this year. Moreover, business sentiment is changing for the better in most Asian countries as stock markets across the region are up when compared with their levels at the end of last year.

History shows that our current period of sustained economic growth is truly quite rare. For that reason, it may be prudent for policymakers, market experts, and individuals alike to keep a watchful eye on influences that can potentially derail this economic locomotive.

In raising interest rates, the Federal Reserve continues to pursue its goal of sustaining growth while keeping inflation in check. Aside from hints that housing may be leveling off, most likely due to the interest rate hike, there are few negative signs for this record-breaking expansion.

                                     Respectfully submitted,

                                     /s/David D. Alger
                                     -----------------

                                     David D. Alger
                                     President

                                TABLE OF CONTENTS

Alger American Growth Portfolio:
         Schedule of Investments ..........................................    3
         Financial Highlights .............................................    5
Alger American Small Capitalization Portfolio:
         Schedule of Investments ..........................................    6
         Financial Highlights .............................................    8
Alger American Income and Growth Portfolio:
         Schedule of Investments ..........................................    9
         Financial Highlights .............................................   11
Alger American Balanced Portfolio:
         Schedule of Investments ..........................................   12
         Financial Highlights .............................................   15
Alger American MidCap Growth Portfolio:
         Schedule of Investments ..........................................   16
         Financial Highlights .............................................   18
Alger American Leveraged AllCap Portfolio:
         Schedule of Investments ..........................................   19
         Financial Highlights .............................................   21
Statements of Assets and Liabilities ......................................   22
Statements of Operations ..................................................   23
Statement of Cash Flows (Alger American Leveraged AllCap Portfolio) .......   24
Statements of Changes in Net Assets .......................................   25
Notes to Financial Statements .............................................   26

THE ALGER AMERICAN FUND
ALGER AMERICAN GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
    SHARES         COMMON STOCKS--96.6%                                 VALUE
    ------                                                              -----
                   ADVERTISING--.5%
   170,600         Omnicom Group Inc. .......................        $13,648,000
                                                                  --------------
                   AEROSPACE--3.8%
   429,600         AlliedSignal Inc.+ .......................         27,064,800
 1,146,200         United Technologies Corp.+ ...............         82,168,786
                                                                  --------------
                                                                     109,233,586
                                                                  --------------
                   AIRLINES--.4%
   359,000         Southwest Airlines Co. ...................         11,173,875
                                                                  --------------
                   AUTOMOTIVE--.9%
   495,300         Harley Davidson, Inc.+ ...................         26,931,938
                                                                  --------------
                   BIO-TECHNOLOGY--2.7%
 1,249,100         Amgen Inc.* ..............................         76,038,963
                                                                  --------------
                   BUSINESS SERVICES--3.3%
   450,000         Ceridian Corp.* ..........................         14,709,600
   498,000         Cintas Corp. .............................         33,459,624
 1,379,700         IMS Health Inc. ..........................         43,115,625
                                                                  --------------
                                                                      91,284,849
                                                                  --------------
                   COMMUNICATION EQUIPMENT--7.3%
 1,379,800         Cisco Systems, Inc.* .....................         88,910,863
   712,100         Corning Inc. .............................         49,936,013
   732,500         Motorola, Inc. ...........................         69,404,375
                                                                  --------------
                                                                     208,251,251
                                                                  --------------
                   COMMUNICATIONS--16.0%
   812,700         America Online Inc.* .....................         89,803,350
   699,750         At Home Corp. Series. A.* ................         37,743,116
   192,300         Broadcast.com Inc.* ......................         25,684,165
 1,003,600         Comcast Corp. Cl. A. Special .............         38,576,377
   338,100         COX Communications Inc. Cl. A.*+ .........         12,446,475
   806,700         Frontier Corp. ...........................         47,595,300
   243,065         Lucent Technologies Inc. .................         16,391,817
   970,200         MCI Worldcom Inc.* .......................         83,497,838
 1,014,900         MediaOne Group Inc.* .....................         75,483,188
   259,100         Nextel Communications Inc Cl.A.*+ ........         13,003,711
   250,500         SBC Communications Inc. ..................         14,529,000
                                                                  --------------
                                                                     454,754,337
                                                                  --------------
                   COMPUTER RELATED &
                     BUSINESS EQUIPMENT--5.6%
 1,158,200         Dell Computer Corp.* .....................         42,853,400
   463,200         International Business Machines Corp. ....         59,868,600
   833,900         Sun Microsystems Inc.* ...................         57,434,863
                                                                  --------------
                                                                     160,156,863
                                                                  --------------
                   COMPUTER SERVICES--.8%
   145,700         eBay Inc.* ...............................         22,055,338
                                                                  --------------


    SHARES                                                              VALUE
    ------                                                              -----
                   COMPUTER SOFTWARE--4.9%
   199,700         Intuit Inc.* .............................        $17,997,963
 1,351,200         Microsoft Corporation* ...................        121,862,026
                                                                  --------------
                                                                     139,859,989
                                                                  --------------
                   CONGLOMERATE--3.5%
 1,048,380         Tyco International Ltd. ..................         99,334,005
                                                                  --------------
                   ENERGY & ENERGY SERVICES--.9%
   527,500         Halliburton Co. ..........................         23,869,375
                                                                  --------------
                   FINANCIAL SERVICES--12.9%
   152,400         American Express Co. .....................         19,831,050
   469,900         Bank of America Corp. ....................         34,449,779
 1,814,550         Citigroup Inc. ...........................         86,191,125
   579,800         Federal Home Loan Mortgage Corporation ...         33,628,400
   110,200         The Goldman Sachs Group, Inc.* ...........          7,961,950
   886,900         Household International Inc. .............         42,016,888
   459,100         Kansas City Southern Industries Inc.+ ....         29,296,548
   212,500         Mercantile Bancorporation ................         12,139,063
   857,300         Morgan Stanley Dean Witter & Co.+ ........         87,873,250
   143,000         State Street Corp. .......................         12,208,625
                                                                  --------------
                                                                     365,596,678
                                                                  --------------
                   FOOD CHAINS--5.4%
 2,530,400         Kroger Co.* ..............................         70,694,315
 1,658,100         Safeway Inc.* ............................         82,075,950
                                                                  --------------
                                                                     152,770,265
                                                                  --------------
                   FOODS & BEVERAGES--.6%
   394,300         Starbucks Corp.* .........................         14,811,091
                                                                  --------------
                   INSURANCE--2.7%
   665,987         American International Group, Inc. .......         77,962,436
                                                                  --------------
                   LEISURE &  ENTERTAINMENT--.9%
   511,400         Carnival Corp. ...........................         24,802,900
                                                                  --------------
                   MANUFACTURING--.5%
   230,500         Solectron Corp.* .........................         15,371,584
                                                                  --------------
                   MEDICAL DEVICES--1.7%
 1,118,600         Boston Scientific Corp.*+ ................         49,149,047
                                                                  --------------
                   PHARMACEUTICALS--3.3%
   117,100         Pfizer Inc. ..............................         12,851,725
   403,600         SmithKline Beecham PLC ADS ...............         26,663,027
   771,900         Warner-Lambert Co. .......................         53,550,563
                                                                  --------------
                                                                      93,065,315
                                                                  --------------

THE ALGER AMERICAN FUND
ALGER AMERICAN GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 1999 (UNAUDITED) (CONT'D)
--------------------------------------------------------------------------------
    SHARES         COMMON STOCKS (CONT'D)                               VALUE
    ------                                                              -----
                   RETAILING--9.9%
   320,800         Abercrombie & Fitch Co., Cl.A.* ..........        $15,398,400
   184,200         Amazon.com Inc.*+ ........................         23,048,025
   232,600         Best Buy Company Inc.* ...................         15,700,500
   195,400         CVS Corp. ................................          9,916,550
   390,900         Costco Companies Inc.* ...................         31,296,627
 1,087,500         Home Depot, Inc. .........................         70,076,325
 1,122,600         Office Depot Inc.* .......................         24,767,924
   961,000         Staples Inc.* ............................         29,731,418
 1,284,400         Wal-Mart Stores Inc. .....................         61,972,300
                                                                  --------------
                                                                     281,908,069
                                                                  --------------
                   SEMICONDUCTORS--4.2%
   361,000         Altera Corporation* ......................         13,289,493
   750,700         Intel Corp. ..............................         44,666,650
   375,200         Linear Technology Corporation ............         25,232,200
    99,300         Texas Instruments, Incorporated ..........         14,398,500
   379,400         Xilinx, Inc.* ............................         21,720,650
                                                                  --------------
                                                                     119,307,493
                                                                  --------------
                   SEMICONDUCTOR CAPITAL EQUIPMENT--3.9%
 1,299,500         Applied Materials Inc.* ..................         96,000,563
   202,500         Teradyne, Inc.* ..........................         14,529,375
                                                                  --------------
                                                                     110,529,938
                                                                  --------------
                   TOTAL COMMON STOCKS
                     (COST $2,130,689,101)                         2,741,867,185
                                                                     -----------
 PRINCIPAL
   AMOUNT          SHORT-TERM INVESTMENTS--6.1%                         VALUE
   ------                                                               -----
                   SHORT-TERM CORPORATE NOTES--5.3%
$18,000,000        Austra Corp., 5.35%, 7/12/99(a) ..........        $17,970,575
 50,000,000        Merrill Lynch & Co. Inc., 5.25%, 7/12/99 .         49,919,793
 15,000,000        Toyota Motor Corp. (Of Puerto Rico),
                     5.05%, 7/16/99 .........................         67,870,347
 68,000,000        Toys R Us Inc., 5.28%, 7/14/99 ...........         14,968,438
                                                                  --------------
                   TOTAL SHORT-TERM CORPORATE NOTES
                     (COST $150,729,153) ....................        150,729,153
                                                                     -----------
                   SECURITIES HELD UNDER
                     REPURCHASE AGREEMENTS--.8%
                   Securities Held Under Repurchase
                     Agreements, 4.80%-5.875%, 7/1/99, with
                     Bear, Stearns & Co. Inc., dtd 6/30/99,
                     repurchase price $22,960,433;
                     collateralized by U.S. Treasury Notes
                     (total par value $21,585,000 due
                     5/15-11/15/04) .........................        22,957,347
                                                                 --------------
                   TOTAL SHORT-TERM INVESTMENTS
                     (COST $173,686,500) ....................       173,686,500
                                                                 --------------
TOTAL INVESTMENTS
  (Cost $2,304,375,601)(b) .........................   102.7%     2,915,553,685
Liabilities in Excess Of Other Assets ..............    (2.7)       (75,718,618)
                                                       -----     --------------
NET ASSETS 100.0% ..................................   100.0%    $2,839,835,067
                                                       =====     ==============
  *  Non-income producing security.
  +  Securities partially or fully on loan.
(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.
(b) At June 30, 1999, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,304,375,601, amounted to $611,178,084 which consisted of aggregate gross unrealized appreciation of $623,753,769 and aggregate gross unrealized depreciation of $12,575,685.

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

====================================================================================================================================
                                                      SIX MONTHS                          YEAR ENDED DECEMBER 31,
                                                         ENDED       ---------------------------------------------------------------
                                                    JUNE 30, 1999(I)    1998          1997          1996          1995        1994
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                   $53.22        $42.76        $34.33        $31.16        $23.13      $24.67
------------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)                            (0.03)         0.09          0.13          0.12          0.02        0.07
  Net realized and unrealized
    gain on investments                                    8.12         18.32          8.66          4.00          8.33        0.15
------------------------------------------------------------------------------------------------------------------------------------
    Total from investment operations                       8.09         18.41          8.79          4.12          8.35        0.22
------------------------------------------------------------------------------------------------------------------------------------
  Dividends from net investment income                    (0.08)        (0.13)        (0.13)        (0.02)        (0.07)      (0.03)
  Distributions from net realized gains                   (5.39)        (7.82)        (0.23)        (0.93)        (0.25)      (1.73)
------------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                   (5.47)        (7.95)        (0.36)        (0.95)        (0.32)      (1.76)
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of period                         $55.84        $53.22        $42.76        $34.33        $31.16      $23.13
====================================================================================================================================
  Total Return                                           16.00%        48.07%        25.75%        13.35%        36.37%       1.45%
====================================================================================================================================
  Ratios and Supplemental Data:
   Net assets, end of period
    (000's omitted)                                  $2,839,835    $1,905,719    $1,072,529      $991,028      $502,974    $150,390
====================================================================================================================================
   Ratio of expenses to average net assets                0.79%         0.79%         0.79%         0.79%         0.85%       0.86%
====================================================================================================================================
   Ratio of net investment income (loss)
     to average net assets                              (0.07)%         0.25%         0.27%         0.50%         0.18%       0.48%
====================================================================================================================================
   Portfolio Turnover Rate                               62.90%       127.38%       129.50%        82.86%       118.33%     111.76%
====================================================================================================================================

(i)  Unaudited.  Ratios  have been  annualized;  total  return has not been annualized.

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 1999 (UNAUDITED)
================================================================================
   SHARES      COMMON STOCKS--91.6%                                     VALUE
   ------                                                               -----
               ADVERTISING--3.9%
   256,050     Outdoor Systems, Inc.* .........................     $  9,345,825
   289,100     Young & Rubicam Inc.+ ..........................       13,136,126
                                                                  --------------
                                                                      22,481,951
                                                                  --------------
               AIRLINES--1.2%
   278,500     SkyWest Inc. ...................................        6,945,233
                                                                     -----------
               AUTOMOTIVE EQUIPMENT &
                 SERVICES--1.3%
   190,000     Speedway Motorsports Inc.* .....................        7,469,470
                                                                     -----------
               BIO-TECHNOLOGY--4.8%
   237,800     IDEC Pharmaceuticals Corporation*+ .............       18,325,581
   131,900     Medimmune Inc.* ................................        8,936,225
                                                                  --------------
                                                                      27,261,806
                                                                  --------------
               BROADCASTING--1.0%
   118,500     Emmis Communications Corporation, Cl A.*+ ......        5,850,938
                                                                  --------------
               BUILDING & CONSTRUCTION--.9%
   266,300     Champion Enterprises Inc.* .....................        4,959,838
                                                                  --------------
               BUSINESS SERVICES--11.6%
   252,400     BISYS Group Inc.* ..............................       14,765,400
    80,300     Catalina Marketing Corp.* ......................        7,387,600
   121,500     F.Y.I. Incorporated*+ ..........................        3,812,063
   187,200     FactSet Research Systems Inc. ..................       10,600,200
    92,500     Fiserv Inc.* ...................................        2,896,453
   400,000     Paymentech Inc.* ...............................       10,150,000
   208,800     Quanta Services Inc.* ..........................        9,187,200
   315,400     Rent-Way Inc.*+ ................................        7,766,725
                                                                  --------------
                                                                      66,565,641
                                                                  --------------
               COMMUNICATION EQUIPMENT--4.2%
   133,500     Aware Inc.* ....................................        6,157,688
   220,050     Dycom Industries Inc.* .........................       12,322,800
   119,000     L-3 Communications Holdings, Inc.* .............        5,749,247
                                                                  --------------
                                                                      24,229,735
                                                                  --------------
               COMMUNICATIONS--1.6%
    50,000     Broadcast.com Inc.* ............................        6,678,150
    50,000     McLeodUSA Inc. Cl. A.*+ ........................        2,750,000
                                                                  --------------
                                                                       9,428,150
                                                                  --------------
               COMPUTER RELATED & BUSINESS EQUIPMENT--4.2%
   482,400     Antec Corp.* ...................................       15,467,191
   180,000     Dupont Photomasks Inc.* ........................        8,617,500
                                                                  --------------
                                                                      24,084,691
                                                                  --------------
               COMPUTER SERVICES--5.6%
   100,000     CNET Inc.*+ ....................................        5,762,500
    74,900     eBay Inc.* .....................................       11,337,988
   194,700     QRS Corp.*+ ....................................       15,186,600
                                                                  --------------
                                                                      32,287,088
                                                                  --------------


    SHARES                                                              VALUE
    ------                                                              -----
               COMPUTER SOFTWARE--4.7%
   121,000     Advent Software Inc.* ..........................     $  8,107,000
   185,200     Dendrite International Inc.* ...................        6,690,350
   133,500     Intuit Inc.* ...................................       12,031,688
                                                                  --------------
                                                                      26,829,038
                                                                  --------------
               CONSUMER PRODUCTS--4.2%
    39,700     Furniture Brands International Inc.* ...........        1,106,638
   208,800     Mettler-Toledo International. Inc.*+ ...........        5,180,954
    91,700     Movado Group Inc. ..............................        2,372,738
   309,200     Pittway Corp. Cl. A ............................       10,570,930
   302,200     Playtex Products Inc.*+ ........................        4,703,139
                                                                  --------------
                                                                      23,934,399
                                                                  --------------
               FOODS & BEVERAGES--3.8%
   223,000     Beringer Wine Estates Holdings Cl.B.*+ .........        9,317,163
   104,400     Church & Dwight Co. Inc. .......................        4,541,400
   205,200     Starbucks Corp.* ...............................        7,707,928
                                                                  --------------
                                                                      21,566,491
                                                                  --------------
               LEISURE & ENTERTAINMENT--1.0%
   155,000     Cinar Corporation Cl. B.* ......................        3,797,500
   100,000     Mandalay Resort Group* .........................        2,112,500
                                                                  --------------
                                                                       5,910,000
                                                                  --------------
               MEDICAL SERVICES--7.2%
    66,667     Bindley Western Industry Inc. ..................        1,537,533
   178,900     CONMED Corporation* ............................        5,478,813
   360,600     Hooper Holmes Inc. .............................        7,347,225
   407,500     LCA-Vision Inc.* ...............................        3,794,844
   393,100     MedQuist Inc.* .................................       17,198,125
   123,000     Perclose, Inc.*+ ...............................        5,911,749
                                                                  --------------
                                                                      41,268,289
                                                                  --------------
               OIL & GAS--.5%
   275,000     Varco International Inc.* ......................        3,007,963
                                                                  --------------
               PERSONAL CARE--1.0%
   287,750     Regis Corp. ....................................        5,521,347
                                                                  --------------
               RESTAURANTS & LODGING--2.0%
   288,150     Outback Steakhouse, Inc.* ......................       11,328,041
                                                                  --------------
               RETAILING--17.5%
    87,600     Amazon.com Inc.* ...............................       10,960,950
   500,000     BJ's Wholesale Club Inc.*+ .....................       15,031,500
   305,800     Bed Bath & Beyond Inc.* ........................       11,773,300
   123,500     CSK Auto Corp.*+ ...............................        3,334,500
   338,300     Ethan Allen Interiors Inc. .....................       12,770,825
   433,300     Family Dollar Stores Inc. ......................       10,399,200
   366,100     Linens'n Things Inc.* ..........................       16,016,875
   142,900     Mens Wearhouse Inc.*+ ..........................        3,643,950
    87,750     Pacific Sunwear of California Inc.* ............        2,138,906

                       See Notes to Financial Statements.
6

THE ALGER AMERICAN FUND
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 1999 (UNAUDITED) (CONT'D)
================================================================================

   SHARES      COMMON STOCKS (CONT'D)                                   VALUE
   ------                                                               -----
               RETAILING (CONT'D)
   393,000     Stride Rite Corp. ..............................     $  4,053,009
   120,500     Tweeter Home Entertainment Group Inc.* .........        4,729,625
   148,700     Williams Sonoma Inc.*+ .........................        5,176,693
                                                                  --------------
                                                                     100,029,333
                                                                  --------------
               SEMICONDUCTORS--2.3%
   112,500     Dallas Semiconductor Corp. .....................        5,681,250
   117,600     Lattice Semiconductor Corp.*+ ..................        7,320,600
                                                                  --------------
                                                                      13,001,850
                                                                  --------------
               SEMICONDUCTOR CAPITAL
                 EQUIPMENT--3.9%
   183,500     ASM Lithography Holding NV* ....................       10,895,313
   135,000     Atmi Inc.*+ ....................................        4,016,250
   196,400     PRI Automation, Inc.*+ .........................        7,119,500
                                                                  --------------
                                                                      22,031,063
                                                                  --------------
               TRANSPORTATION--1.2%
   167,200     Coach USA Inc.* ................................        7,012,034
                                                                  --------------
               MISCELLANEOUS--2.0%
   404,000     Coinstar Inc.* .................................       11,589,952
                                                                  --------------
               TOTAL COMMON STOCKS
                 (COST $394,465,642)                                 524,594,341
                                                                  --------------
 PRINCIPAL
   AMOUNT      SHORT-TERM INVESTMENTS--7.8%                             VALUE
   ------                                                               -----
               SHORT-TERM CORPORATE NOTES--4.4%
$10,000,000    Export Development Corp., 4.77%, 7/2/99 ........       $9,998,671
 15,000,000    Merrill Lynch & Co. Inc., 5.25%, 7/12/99 .......       14,975,934
                                                                  --------------
               TOTAL SHORT-TERM CORPORATE NOTES
                 (COST $24,974,605)                                   24,974,605
                                                                  --------------
               SECURITIES HELD UNDER
                 REPURCHASE AGREEMENTS--3.4%
               Securities Held Under Repurchase
                 Agreements, 4.80%-5.875%, 7/1/99, with
                 Bear, Stearns & Co. Inc., dtd 6/30/99,
                 repurchase price $19,568,732;
                 collateralized by U.S. Treasury Notes
                 (total par value $19,835,000 due 7/15/02)            19,566,069
                                                                  --------------
               TOTAL SHORT-TERM INVESTMENTS
                 (COST $44,540,674)                                   44,540,674
                                                                  --------------
TOTAL INVESTMENTS
  (COST $439,006,316)(A)                                 99.4%       569,135,015
Other Assets in Excess of Liabilities                      .6          3,329,409
                                                        -----     --------------
NET ASSETS                                              100.0%      $572,464,424
                                                        =====     ==============

--------------------------------------------------------------------------------
  *  Non-income producing security.
  +  Securities partially or fully on loan.
(a)  At June 30, 1999, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $439,006,316, amounted to $130,128,699 which consisted of aggregate gross unrealized appreciation
     of  $137,887,395  and  aggregate  gross   unrealized   depreciation  of
     $7,758,696.

THE ALGER AMERICAN FUND
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                    SIX MONTHS                     YEAR ENDED DECEMBER 31,
                                                      ENDED     --------------------------------------------------------------------
                                                 JUNE 30, 1999(I)    1998       1997          1996          1995       1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $43.97           $43.75     $40.91        $39.41        $27.31     $30.88
------------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                 (0.04)(ii)       (0.02)     (0.05)(ii)    (0.04)(ii)    (0.09)     (0.03)(ii)
Net realized and unrealized gain
 (loss) on investments                               5.33             6.30       4.45          1.70         12.19      (1.45)
------------------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                   5.29             6.28       4.40          1.66         12.10      (1.48)
Distributions from net realized gains               (5.68)           (6.06)     (1.56)        (0.16)        --         (2.09)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $43.58           $43.97     $43.75        $40.91        $39.41     $27.31
====================================================================================================================================
Total Return                                        13.33%           15.53%     11.39%         4.18%        44.31%     (4.38%)
====================================================================================================================================
Ratios and Supplemental Data:
   Net assets, end of period (000's omitted)     $572,464       $1,216,584   $997,586    $1,469,518      $984,212   $397,037
====================================================================================================================================
Ratio of expenses to average net assets              0.89%            0.89%      0.89%         0.88%         0.92%      0.96%
====================================================================================================================================
Ratio of net investment loss to
 average net assets                                 (0.19%)          (0.20%)    (0.12%)       (0.09%)       (0.48%)    (0.10%)
====================================================================================================================================
Portfolio Turnover Rate                             95.09%          142.90%    104.43%       110.04%        80.66%    117.61%
====================================================================================================================================

(i)  Unaudited.  Ratios  have  been  annualized;   total  return  has  not  been
     annualized.
(ii) Amount was computed based on average shares outstanding during the period.

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN INCOME AND GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 1999 (UNAUDITED)

================================================================================
     SHARES         COMMON STOCKS--97.0%                               VALUE
     ------                                                            -----
                    ADVERTISING--2.2%
      30,000        Omnicom Group Inc. ........................  $    2,400,000
                                                                 --------------
                    AEROSPACE--6.2%
      52,000        AlliedSignal Inc. .........................       3,276,000
      49,000        United Technologies Corp.+ ................       3,512,712
                                                                 --------------
                                                                      6,788,712
                                                                 --------------
                    AUTOMOTIVE EQUIPMENT & SERVICES--.9%
      24,300        Speedway Motorsports Inc.* ................         955,306
                                                                 --------------
                    BIO-TECHNOLOGY--1.0%
      19,000        Amgen Inc.* ...............................       1,156,625
                                                                 --------------
                    BROADCASTING--1.9%
      30,000        Clear Channel Communications Inc.* ........       2,068,140
                                                                 --------------
                    BUSINESS SERVICES--1.6%
      57,200        IMS Health Inc. ...........................       1,787,500
                                                                 --------------
                    COMMUNICATION  EQUIPMENT--7.3%
      74,000        Cisco Systems, Inc.* ......................       4,768,375
      35,000        Motorola, Inc. ............................       3,316,250
                                                                 --------------
                                                                      8,084,625
                                                                 --------------
                    COMMUNICATIONS--12.1%
      31,000        America Online Inc.* ......................       3,425,500
      96,000        Comcast Corp. Cl. A. Special ..............       3,690,048
      33,000        MCI Worldcom Inc.* ........................       2,840,063
      45,000        Time Warner Inc. ..........................       3,307,500
                                                                 --------------
                                                                     13,263,111
                                                                 --------------
                    COMPUTER RELATED &
                      BUSINESS EQUIPMENT--1.9%
      57,400        Dell Computer Corp.* ......................       2,123,800
                                                                 --------------
                    COMPUTER SERVICES--2.5%
      14,000        eBay Inc.* ................................       2,119,250
       3,700        Yahoo Inc.* ...............................         637,325
                                                                 --------------
                                                                      2,756,575
                                                                 --------------
                    COMPUTER SOFTWARE--4.2%
      51,000        Microsoft Corporation* ....................       4,599,588
                                                                 --------------
                    CONGLOMERATE--7.6%
      26,000        General Electric Co. ......................       2,938,000
      56,804        Tyco International Ltd. ...................       5,382,179
                                                                 --------------
                                                                      8,320,179
                                                                 --------------


    SHARES                                                              VALUE
    ------                                                              -----
                    ENERGY & ENERGY SERVICES--.5%
      12,000        Halliburton Co. ...........................         543,000
                                                                 --------------
                    FINANCIAL  SERVICES--13.0%
      10,000        American Express Co. ......................       1,301,250
      15,000        Bank of America Corp. .....................       1,099,695
      79,500        Citigroup Inc. ............................       3,776,250
      21,000        Fifth Third Bancorp .......................       1,397,823
      46,000        Kansas City Southern Industries Inc.+ .....       2,935,398
      24,000        Mellon Bank Corp. .........................         873,000
      16,000        Morgan Stanley Dean Witter & Co.+ .........       1,640,000
       5,000        Schwab (Charles) Corporation (The) ........         549,375
       8,500        State Street Corp. ........................         725,688
                                                                 --------------
                                                                     14,298,479
                                                                 --------------
                    FOOD CHAINS--3.7%
      68,000        Kroger Co.* ...............................       1,899,784
      45,000        Safeway Inc.* .............................       2,227,500
                                                                 --------------
                                                                      4,127,284
                                                                 --------------
                    INSURANCE--3.5%
      33,025        American International Group, Inc. ........       3,866,006
                                                                 --------------
                    LEISURE &  ENTERTAINMENT--2.4%
      54,000        Carnival Corp. ............................       2,619,000
                                                                 --------------
                    PHARMACEUTICALS--3.2%
      34,000        Bristol Myers Squibb Co. ..................       2,394,892
      21,800        Schering-Plough Corporation+ ..............       1,155,400
                                                                 --------------
                                                                      3,550,292
                                                                 --------------
                    RETAILING--19.3%
      17,000        Amazon.com Inc.* ..........................       2,127,125
      26,000        Bed Bath & Beyond Inc.* ...................       1,001,000
      37,000        Costco Companies Inc.* ....................       2,962,331
      40,000        Dayton-Hudson Corp. .......................       2,600,000
      40,000        Family Dollar Stores Inc. .................         960,000
      52,500        Gap Inc. ..................................       2,644,688
      80,000        Home Depot, Inc. ..........................       5,155,040
      78,000        Wal-Mart Stores Inc. ......................       3,763,500
                                                                 --------------
                                                                     21,213,684
                                                                 --------------
                    SEMICONDUCTORS--2.0%
      15,000        Texas Instruments, Incorporated ...........       2,175,000
                                                                 --------------
                    TOTAL COMMON STOCKS
                     (COST $86,287,596) .......................     106,696,906
                                                                 --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

THE ALGER AMERICAN FUND
ALGER AMERICAN INCOME AND GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 1999 (UNAUDITED) (CONT'D)

================================================================================

    PRINCIPAL
      AMOUNT        SHORT-TERM INVESTMENTS--7.6%                        VALUE
     --------                                                           -----
                    SHORT-TERM CORPORATE NOTES--5.4%
  $3,000,000        Austra Corp.,5.35%, 7/12/99(a) ............    $  2,995,094
   3,000,000        Toys R Us Inc.,5.28%, 7/14/99 .............       2,994,279
                                                                   ------------
                    TOTAL SHORT-TERM CORPORATE NOTES
                      (COST $5,989,373) .......................       5,989,373
                                                                   ------------
                    SECURITIES HELD UNDER
                      REPURCHASE AGREEMENTS--2.2%
                    Securities Held Under Repurchase
                     Agreements, 4.80%-5.875%, 7/1/99, with
                     Bear, Stearns & Co. Inc., dtd 6/30/99,
                     repurchase price $2,409,737;
                     collateralized by U.S. Treasury Notes
                     (total par value $2,445,000 due 7/15/02)         2,409,416
                                                                   ------------
                    TOTAL SHORT-TERM INVESTMENTS
                      (COST $8,398,789)                               8,398,789
                                                                   ------------
TOTAL INVESTMENTS
  (COST $94,686,385)(B)                                  104.6%     115,095,695
Liabilities in Excess Of Other Assets                     (4.6)     (5,080,173)
                                                         -----     ------------
NET ASSETS                                               100.0%    $110,015,522
                                                         =====     ============
--------------------------------------------------------------------------------
  *  Non-income producing security.
  +  Securities partially or fully on loan.

(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.

(b) At June 30, 1999, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $94,686,385, amounted to $20,409,310 which consisted of aggregate gross unrealized appreciation of $21,586,348 and aggregate gross unrealized depreciation of $1,177,038.

THE ALGER AMERICAN FUND
ALGER AMERICAN INCOME AND GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

====================================================================================================================================

                                                  SIX MONTHS                          YEAR ENDED DECEMBER 31,
                                                    ENDED         ------------------------------------------------------------------
                                               JUNE 30, 1999(I)      1998        1997         1996          1995       1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $13.12           $10.99      $8.42        $17.79        $13.30     $15.31
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                0.00             0.03       0.03          0.09(ii)      0.11(ii)   0.17
Net realized and unrealized gain
  (loss) on investments                              1.00             3.30       2.94          1.87          4.54      (1.47)
------------------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                   1.00             3.33       2.97          1.96          4.65      (1.30)
------------------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income                (0.03)           (0.04)     (0.04)        (0.33)        (0.16)     (0.15)
Distributions from net realized gains               (0.77)           (1.16)     (0.36)       (11.00)        --         (0.56)
------------------------------------------------------------------------------------------------------------------------------------
  Total Distributions                               (0.80)           (1.20)     (0.40)       (11.33)        (0.16)     (0.71)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $13.32           $13.12     $10.99         $8.42        $17.79     $13.30
====================================================================================================================================
Total Return                                         7.93%           32.39%     36.29%        19.68%        35.13%     (8.28%)
====================================================================================================================================
Ratios and Supplemental Data:
   Net assets, end of period (000's omitted)     $110,016          $77,926    $47,399       $20,910        $8,639    $29,135
====================================================================================================================================
Ratio of expenses to average net assets              0.69%            0.70%      0.74%         0.81%         0.75%      0.75%
====================================================================================================================================
Ratio of net investment income to average
 net assets                                          0.04%            0.31%      0.56%         0.94%         0.61%      1.22%
====================================================================================================================================
Portfolio Turnover Rate                             65.94%          131.67%    150.09%       121.60%       164.05%    177.97%
====================================================================================================================================

(i) Unaudited. Ratios have been annualized; total return has not been annualized.

(ii) Amount was computed based on average shares outstanding during the year.

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 1999 (UNAUDITED)

================================================================================

     SHARES         COMMON STOCKS--65.4%                               VALUE
     ------                                                            -----
                    ADVERTISING--.3%
       1,800        Omnicom Group Inc. ........................  $      144,000
                                                                 --------------
                    AEROSPACE--2.4%
       4,200        AlliedSignal Inc.+ ........................         264,600
      10,400        United Technologies Corp.+ ................         745,555
                                                                 --------------
                                                                      1,010,155
                                                                 --------------
                    AIRLINES--.3%
       3,400        Southwest Airlines Co. ....................         105,825
                                                                 --------------
                    AUTOMOTIVE--.6%
       4,900        Harley Davidson, Inc. .....................         266,438
                                                                 --------------
                    BIO-TECHNOLOGY--2.1%
      12,200        Amgen Inc.* ...............................         742,675
       2,200        Biogen Inc.* ..............................         141,489
                                                                 --------------
                                                                        884,164
                                                                 --------------
                    BUSINESS SERVICES--2.2%
       6,600        Ceridian Corp.* ...........................         215,741
       4,100        Cintas Corp. ..............................         275,471
      13,500        IMS Health Inc. ...........................         421,875
                                                                 --------------
                                                                        913,087
                                                                 --------------
                    COMMUNICATION EQUIPMENT--4.8%
      13,000        Cisco Systems, Inc.* ......................         837,688
       6,800        Corning Inc. ..............................         476,850
       7,200        Motorola, Inc. ............................         682,200
                                                                 --------------
                                                                      1,996,738
                                                                 --------------
                    COMMUNICATIONS--11.2%
       7,800        America Online Inc.* ......................         861,900
      11,026        At Home Corp. Ser. A.* ....................         594,720
       2,000        Broadcast.com Inc.* .......................         267,126
       9,000        Comcast Corp. Cl. A. Special ..............         345,942
       3,200        COX Communications Inc. Cl. A.*+ ..........         117,802
       8,000        Frontier Corp. ............................         472,000
       2,070        Lucent Technologies Inc. ..................         139,597
       9,600        MCI Worldcom Inc.* ........................         826,200
      10,200        MediaOne Group Inc.* ......................         758,625
       2,900        Nextel Communications Inc Cl. A.*+ ........         145,545
       2,500        SBC Communications Inc. ...................         145,000
                                                                 --------------
                                                                      4,674,457
                                                                 --------------
                    COMPUTER RELATED &
                     BUSINESS EQUIPMENT--3.4%
      11,000        Dell Computer Corp.* ......................         407,000
       4,400        International Business Machines Corp. .....         568,700
       6,500        Sun Microsystems Inc.* ....................         447,688
                                                                 --------------
                                                                      1,423,388
                                                                 --------------
                    COMPUTER SERVICES--1.0%
       2,900        eBay Inc.* ................................         438,988
                                                                 --------------



    SHARES                                                              VALUE
    ------                                                               -----
                    COMPUTER SOFTWARE--3.3%
       1,900        Intuit Inc.* ..............................         171,238
      13,500        Microsoft Corporation* ....................       1,217,538
                                                                 --------------
                                                                      1,388,776
                                                                 --------------
                    CONGLOMERATE--2.4%
      10,750        Tyco International Ltd. ...................       1,018,563
                                                                 --------------
                    ENERGY & ENERGY SERVICES--.6%
       5,900        Halliburton Co. ...........................         266,975
                                                                 --------------
                    FINANCIAL  SERVICES--9.4%
       1,500        American Express Co. ......................         195,188
       5,300        Bank of America Corp. .....................         388,559
      18,000        Citigroup Inc. ............................         855,000
       5,300        Federal Home Loan Mortgage Corporation ....         307,400
       9,400        Household International Inc. ..............         445,325
       4,500        Kansas City Southern Industries Inc.+ .....         287,159
       2,100        Mercantile Bancorporation .................         119,963
       8,700        Morgan Stanley Dean Witter & Co.+ .........         891,750
       3,300        Paine Webber Group Inc. ...................         154,275
       3,200        State Street Corp. ........................         273,200
                                                                 --------------
                                                                      3,917,819
                                                                 --------------
                    FOOD CHAINS--3.9%
      28,600        Kroger Co.* ...............................         799,027
      16,500        Safeway Inc.* .............................         816,750
                                                                 --------------
                                                                      1,615,777
                                                                 --------------
                    FOODS & BEVERAGES--.4%
       3,900        Starbucks Corp.* ..........................         146,496
                                                                 --------------
                    INSURANCE--1.5%
       5,390        American International Group, Inc. ........         630,970
                                                                 --------------
                    LEISURE & ENTERTAINMENT--.5%
       4,500        Carnival Corp. ............................         218,250
                                                                 --------------
                    MANUFACTURING--.4%
       2,300        Solectron Corp.* ..........................         153,382
                                                                 --------------
                    MEDICAL DEVICES--1.4%
      12,900        Boston Scientific Corp.*+ .................         566,800
                                                                 --------------
                    PHARMACEUTICALS--2.2%
       1,200        Pfizer Inc. ...............................         131,700
       3,600        SmithKline Beecham PLC ADS ................         237,827
       7,700        Warner-Lambert Co. ........................         534,188
                                                                 --------------
                                                                        903,715
                                                                 --------------

THE ALGER AMERICAN FUND
ALGER AMERICAN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 1999 (UNAUDITED) (CONT'D)

================================================================================

    SHARES          COMMON STOCK (Cont'd)                               VALUE
    ------                                                              -----
                    RETAILING--6.0%
       2,800        Abercrombie & Fitch Co., Cl.A.* ...........  $      134,400
         900        Amazon.com Inc.* ..........................         112,613
       2,400        Best Buy Company Inc.* ....................         162,000
       1,000        CVS Corp. .................................          50,750
       3,900        Costco Companies Inc.* ....................         312,246
      10,800        Home Depot, Inc. ..........................         695,930
       8,100        Office Depot Inc.* ........................         178,710
       8,350        Staples Inc.* .............................         258,332
      12,600        Wal-Mart Stores Inc. ......................         607,950
                                                                 --------------
                                                                      2,512,931
                                                                 --------------
                    SEMICONDUCTORS--2.5%
       3,300        Altera Corporation* .......................         121,483
       7,300        Intel Corp. ...............................         434,350
       2,100        Linear Technology Corporation .............         141,225
       1,000        Texas Instruments, Incorporated ...........         145,000
       3,700        Xilinx, Inc.* .............................         211,825
                                                                 --------------
                                                                      1,053,883
                                                                 --------------
                    SEMICONDUCTOR CAPITAL EQUIPMENT--2.6%
      12,900        Applied Materials Inc.* ...................         952,988
       2,000        Teradyne, Inc.* ...........................         143,500
                                                                 --------------
                                                                      1,096,488
                                                                 --------------
                    TOTAL COMMON STOCKS
                      (COST $21,350,561) ......................      27,348,065
                                                                    -----------
    PRINCIPAL
     AMOUNT         CORPORATE BONDS--8.3%
    --------
                    AUTOMOTIVE--.5%
    $200,000        Ford Capital B.V.,9.50%, 6/1/10 ...........         230,014
                                                                 --------------
                    ELECTRIC & GAS COMPANIES--1.1%
     100,000        Cincinnati Gas & Electric Co.,
                      7.20%, 10/1/23 ..........................          95,829
     400,000        Potomac Electric Power Co.,
                      7.00%, 1/15/24 ..........................         369,000
                                                                 --------------
                                                                        464,829
                                                                 --------------
    PRINCIPAL
     AMOUNT         FINANCIAL SERVICES--4.3%                            VALUE
    --------                                                            -----
                    BankAmerica Corp.,
    $200,000          6.625%, 10/15/07 ........................         192,744
     100,000          7.125%, 5/12/05 .........................         100,439
     400,000        Bankers Trust Corp., 7.00%, 3/13/18 .......         365,156
     260,000        Chase Manhattan Corp., 8.50%, 2/15/02 .....         272,022
     200,000        Citicorp., 7.125%, 6/1/03 .................         202,438
     200,000        Merrill Lynch & Company Inc.,
                      6.75%, 4/30/01 ..........................         201,100
     290,000        Morgan Stanley Dean Witter & Co.,
                      7.50%, 2/1/2 ............................         273,531
     200,000        Transamerica Financial Corp.,
                      7.85%, 10/21/99 .........................         201,242
                                                                 --------------
   1,808,672
                                                                 --------------
                    INSURANCE--1.1%
     500,000        Loews Corp., 7.625%, 6/1/23 ...............         476,180
                                                                 --------------
                    LEISURE & ENTERTAINMENT--.7%
     300,000        Walt Disney Corp.,+ 6.375%, 3/30/01 .......         300,900
                                                                 --------------
                    POLLUTION CONTROL--.6%
     200,000        Waste Management Inc., 8.25%, 11/15/99 ....         201,732
                                                                 --------------
                    TOTAL CORPORATE BONDS
                      (COST $3,732,643) .......................       3,482,327
                                                                    -----------
                    U.S. GOVERNMENT &
                      AGENCY OBLIGATIONS--8.2%
                    U.S. Treasury Notes,
     200,000          7.50%, 10/31/99 .........................         201,500
     500,000          5.00%, 4/30/01 ..........................         494,065
     500,000          5.625%, 2/15/06 .........................         488,515
     255,000        Federal Home Loan Bank Corp.,
                      6.55%, 9/9/13 ...........................         236,951
     600,000        Federal Home Loan Mortgage Corp.,
                      7.08%, 3/17/14 ..........................         565,878
                    Federal National Mortgage Association,
     200,000          8.50%, 2/1/05 ...........................         202,938
     300,000          6.42%, 7/14/08 ..........................         285,984
     633,000          7.00%, 3/14/13 ..........................         603,724
     400,000          6.75%, 2/4/28 ...........................         361,564
                                                                 --------------
                    TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
                      (COST $3,612,111) .......................       3,441,119
                                                                    -----------

THE ALGER AMERICAN FUND
ALGER AMERICAN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 1999 (UNAUDITED) (CONT'D)

================================================================================


   PRINCIPAL
    AMOUNT          SHORT-TERM INVESTMENTS--20.8%                       VALUE
   --------                                                             -----
                    SHORT-TERM CORPORATE NOTES--14.3%
  $1,500,000        Austra Corp.,5.35%, 7/12/99(a) ............     $ 1,497,548
   1,000,000        Hertz Corp.,4.99%, 7/8/99 .................         999,029
   1,500,000        Merrill Lynch & Co. Inc.,
                      5.25%, 7/12/99 ..........................       1,497,593
   1,000,000        Toyota Motor Corp. (Of Puerto Rico),
                     5.05%, 7/16/99 ...........................         997,896
   1,000,000        Toys R Us Inc.,
                     5.05%, 7/15/99 ...........................         998,036
                                                                    -----------
                    TOTAL SHORT-TERM CORPORATE NOTES
                      (COST $5,990,102) .......................       5,990,102
                                                                    -----------
                    SECURITIES HELD UNDER
                      REPURCHASE AGREEMENTS--6.5%
                    Securities Held Under Repurchase
                     Agreements, 4.80%-5.875%, 7/1/99, with
                     Bear, Stearns & Co. Inc., dtd 6/30/99,
                     repurchase price $2,707,062;
                     collateralized by U.S. Treasury Notes
                     (total par value $2,745,000 due 7/15/02)         2,706,692
                                                                    -----------
                    TOTAL SHORT-TERM INVESTMENTS
                      (COST $8,696,794) .......................       8,696,794
                                                                    -----------
TOTAL INVESTMENTS
  (COST $37,392,109)(B) ..............................    102.7%     42,968,305
Liabilities in Excess Of Other Assets ................     (2.7)     (1,135,165)
                                                          -----     -----------
NET ASSETS ...........................................    100.0%    $41,833,140
                                                          =====     ===========

  *  Non-income producing security.
  +  Securities partially or fully on loan.
(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.
(b) At June 30, 1999, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $37,392,109, amounted to $5,576,196 which consisted of aggregate gross unrealized appreciation of $6,140,110 and aggregate gross unrealized depreciation of $563,914.

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN BALANCED PORTFOLIO
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

====================================================================================================================================

                                                  SIX MONTHS                          YEAR ENDED DECEMBER 31,
                                                    ENDED         ------------------------------------------------------------------
                                               JUNE 30, 1999(I)      1998        1997         1996          1995       1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $12.98           $10.76      $9.24        $13.64        $10.80     $11.58
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                0.06             0.19       0.17          0.21(ii)      0.33(ii)   0.20
Net realized and unrealized gain
 (loss) on investments                               1.86             3.02       1.63          1.01          2.73      (0.70)
------------------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                   1.92             3.21       1.80          1.22          3.06      (0.50)
------------------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income                (0.17)           (0.18)     (0.12)        (0.73)        (0.22)     (0.13)
Distributions from net realized gains               (0.84)           (0.81)     (0.16)        (4.89)        --         (0.15)
------------------------------------------------------------------------------------------------------------------------------------
  Total Distributions                               (1.01)           (0.99)     (0.28)        (5.62)        (0.22)     (0.28)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $13.89           $12.98     $10.76         $9.24        $13.64     $10.80
====================================================================================================================================
Total Return                                        15.27%           31.51%     19.82%        10.17%        28.62%     (4.27%)
====================================================================================================================================
Ratios and Supplemental Data:
   Net assets, end of period (000's omitted)      $41,833          $28,208    $16,614       $10,486        $3,671    $10,394
====================================================================================================================================
Ratio of expenses to average net assets              0.91%            0.92%      1.01%         1.14%         1.00%      1.08%
====================================================================================================================================
Ratio of net investment income to
 average net assets                                  1.56%            2.09%      2.14%         2.06%         2.49%      2.30%
====================================================================================================================================
Portfolio Turnover Rate                             60.34%           94.64%    105.01%        68.66%       113.02%     78.80%
====================================================================================================================================

(i) Unaudited. Ratios have been annualized; total return has not been annualized.
(ii) Amount was computed based on average shares outstanding during the year.

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 1999 (UNAUDITED)

================================================================================

     SHARES         COMMON STOCKS--87.6%                               VALUE
     ------                                                            -----
                    ADVERTISING--.8%
     156,200        Young & Rubicam Inc.+ .....................  $    7,097,416
                                                                 --------------
                    AIRLINES--.4%
     108,800        Southwest Airlines Co. ....................       3,386,400
                                                                 --------------
                    APPAREL--.6%
      63,600        Tommy Hilfiger Corporation* ...............       4,674,600
                                                                 --------------
                    AUTOMOTIVE--2.2%
     330,900        Harley Davidson, Inc. .....................      17,992,688
                                                                 --------------
                    BIO-TECHNOLOGY--2.3%
     299,600        Biogen Inc.* ..............................      19,268,175
                                                                 --------------
                    BUSINESS SERVICES--8.0%
     580,500        Ceridian Corp.* ...........................      18,975,384
     349,200        Cintas Corp. ..............................      23,462,050
     338,650        Fiserv Inc.* ..............................      10,604,147
     426,300        IMS Health Inc.+ ..........................      13,321,875
                                                                 --------------
                                                                     66,363,456
                                                                 --------------
                    CHEMICALS--.4%
     182,500        Lyondell Chemical Co. .....................       3,764,063
                                                                 --------------
                    COMMUNICATION EQUIPMENT--2.2%
     198,800        Corning Inc. ..............................      13,940,850
      71,700        Flextronics International Ltd.* ...........       3,979,350
                                                                 --------------
                                                                     17,920,200
                                                                 --------------
                    COMMUNICATIONS--7.2%
     297,564        At Home Corp. Ser. A.* ....................      16,050,007
     156,400        Broadcast.com Inc.* .......................      20,889,253
     384,800        Frontier Corp. ............................      22,703,200
                                                                 --------------
                                                                     59,642,460
                                                                 --------------
                    COMPUTER RELATED &
                      BUSINESS EQUIPMENT--3.2%
     750,000        Quantum Corp.* ............................      18,093,750
     110,100        Sanmina Corporation* ......................       8,353,838
                                                                 --------------
                                                                     26,447,588
                                                                 --------------
                    COMPUTER SERVICES--4.9%
     172,500        Amdocs Limited*+ ..........................       3,924,375
     330,600        CNET Inc.*+ ...............................      19,050,825
      85,200        eBay Inc.* ................................      12,897,150
      42,600        Exodus Communications, Inc.* ..............       5,109,359
                                                                 --------------
                                                                     40,981,709
                                                                 --------------
                    COMPUTER SOFTWARE--3.4%
      79,700        BMC Software Inc.* ........................       4,303,800
     267,800        Intuit Inc.* ..............................      24,135,475
                                                                 --------------
                                                                     28,439,275
                                                                 --------------
                    DRUG DISTRIBUTION--.6%
     186,000        AmeriSource Health Corp Cl.A.* ............       4,743,000
                                                                 --------------
                    FINANCIAL  SERVICES--8.0%
     264,100        Charter One Financial Inc. ................       7,345,413
     236,000        Dime Bancorp Inc.+ ........................       4,749,500
     155,500        Golden State Bancorp Inc.*+ ...............       3,421,000
     387,300        Kansas City Southern Industries Inc.+ .....      24,714,775
     168,000        Mercantile Bancorporation .................       9,597,000
     344,250        Paine Webber Group Inc. ...................      16,093,688
                                                                 --------------
                                                                     65,921,376
                                                                 --------------
                    FOODS & BEVERAGES--3.3%
     553,400        Starbucks Corp.* ..........................      20,787,364
     148,000        U.S. Foodservice* .........................       6,308,500
                                                                 --------------
                                                                     27,095,864
                                                                 --------------
                    INDUSTRIAL EQUIPMENT--1.0%
     165,000        Waters Corp.* .............................       8,765,625
                                                                 --------------
                    LEISURE & ENTERTAINMENT--.4%
     138,100        Mandalay Resort Group* ....................       2,917,363
                                                                 --------------
                    MEDICAL SERVICES--.9%
     117,100        Express Scripts Inc. Cl. A.*+ .............       7,048,015
                                                                 --------------
                    PAPER PACKAGING &
                      FOREST PRODUCTS--2.1%
     267,500        Sealed Air Corp.* .........................      17,354,063
                                                                 --------------
                    PHARMACEUTICALS--3.1%
     548,500        Forest Laboratories, Inc.* ................      25,368,125
                                                                 --------------
                    RESTAURANTS & LODGING--3.3%
     617,550        Outback Steakhouse, Inc.* .................      24,277,743
      75,000        Papa John's International Inc.*+ ..........       3,351,600
                                                                 --------------
                                                                     27,629,343
                                                                 --------------
                    RETAILING--16.3%
     435,600        Abercrombie & Fitch Co., Cl. A.* ..........      20,908,800
     120,800        Amazon.com Inc.*+ .........................      15,115,100
     141,000        BJ's Wholesale Club Inc.* .................       4,238,883
     631,900        Bed Bath & Beyond Inc.* ...................      24,328,150
     262,000        Best Buy Company Inc.* ....................      17,685,000
     307,800        Gucci Group N.V ...........................      21,546,000
   1,042,000        Office Depot Inc.* ........................      22,989,646
     240,700        Williams Sonoma Inc.*+ ....................       8,379,489
                                                                 --------------
                                                                    135,191,068
                                                                 --------------

THE ALGER AMERICAN FUND
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 1999 (UNAUDITED) (CONT'D)

================================================================================

     SHARES         COMMON STOCKS (CONT'D)                             VALUE
     ------                                                            -----
                    SEMICONDUCTORS--9.3%
     328,200        Altera Corporation* .......................  $   12,082,027
     301,100        Linear Technology Corporation .............      20,248,975
     135,000        Maxim Integrated Products, Inc.* ..........       8,977,500
     508,300        Microchip Technology Incorporated .........      24,080,713
     208,200        Xilinx, Inc.* .............................      11,919,450
                                                                 --------------
                                                                     77,308,665
                                                                 --------------
                    SEMICONDUCTOR CAPITAL
                      EQUIPMENT--3.2%
     108,300        ASM Lithography Holding NV* ...............       6,430,313
     177,500        Applied Materials Inc.* ...................      13,112,813
      96,600        Teradyne, Inc.* ...........................       6,931,050
                                                                 --------------
                                                                     26,474,176
                                                                 --------------
                    TRANSPORTATION--.5%
      56,500        Canadian National Railway Co.+ ............       3,785,500
                                                                 --------------
                    TOTAL COMMON STOCKS
                      (COST $609,564,086) .....................     725,580,213
                                                                 --------------
   PRINCIPAL
    AMOUNT          SHORT-TERM INVESTMENTS--14.2%                      VALUE
   --------                                                            -----
                    SHORT-TERM CORPORATE NOTES--9.6%
 $25,000,000        Bank Austria Commercial Paper Inc.,
                      4.83%, 7/2 ..............................    $ 24,996,646
  20,000,000        Export Development Corp.,
                      4.77%, 7/2/99 ...........................      19,997,350
  10,000,000        Merrill Lynch & Co. Inc.,
                      5.25%, 7/12/99 ..........................       9,983,958
  25,000,000        Toyota Motor Corp., (Of Puerto Rico),
                      5.05%, 7/16/99 ..........................      24,947,395
                                                                   ------------
                    TOTAL SHORT-TERM CORPORATE NOTES
                      (COST $79,925 ...........................      79,925,349
                                                                   ------------
                    SECURITIES HELD UNDER
                      REPURCHASE  AGREEMENTS--4.6%
                    Securities Held Under Repurchase
                      Agreements, 4.80%-5.875%, 7/1/99, with
                      Bear, Stearns & Co. Inc., dtd 6/30/99,
                      repurchase price $37,745,808;
                      collateralized by U.S. Government
                      Securities (total par value $52,104,000
                      due 7/15/02-2/15/22) ....................      37,740,734
                                                                   ------------
                    TOTAL SHORT-TERM INVESTMENTS
                      (COST $117,666,083) .....................     117,666,083
                                                                   ------------
TOTAL INVESTMENTS
  (COST $727,230,169)(A)                               101.8%       843,246,296
Liabilities in Excess Of Other Assets                   (1.8)       (14,514,305)
                                                       -----       ------------
NET ASSETS                                             100.0%      $828,731,991
                                                       =====       ============
 *   Non-income producing security.

 +   Securities partially or fully on loan.

a) At June 30, 1999, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $727,230,169, amounted to $116,016,127 which consisted of aggregate gross unrealized appreciation of $128,115,779 and aggregate gross unrealized depreciation of $12,099,652.

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

====================================================================================================================================

                                                  SIX MONTHS                          YEAR ENDED DECEMBER 31,
                                                    ENDED        -------------------------------------------------------------------
                                               JUNE 30, 1999(I)      1998       1997          1996          1995       1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $28.87           $24.18     $21.35        $19.44        $13.46     $13.72
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        (0.03)            0.00(ii)  (0.04)         0.03         (0.03)      0.00(ii)
Net realized and unrealized gain
  (loss) on investments                              3.35             6.95       3.20          2.29          6.01      (0.21)
------------------------------------------------------------------------------------------------------------------------------------
    Total from investment operations                 3.32             6.95       3.16          2.32          5.98      (0.21)
------------------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income                   --               --      (0.01)           --            --         --
Distributions from net realized gains               (4.59)           (2.26)     (0.32)        (0.41)           --      (0.05)
------------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                             (4.59)           (2.26)     (0.33)        (0.41)           --      (0.05)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $27.60           $28.87     $24.18        $21.35        $19.44     $13.46
====================================================================================================================================
Total Return                                        12.91%           30.30%     15.01%        11.90%        44.45%     (1.54%)
====================================================================================================================================
Ratios and Supplemental Data:
    Net assets, end of period (000's omitted)    $828,732         $689,571   $444,967      $394,847      $185,349    $62,178
====================================================================================================================================
Ratio of expenses to average net assets              0.84%            0.84%      0.84%         0.84%         0.90%      0.97%
====================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                (0.35%)           0.00%     (0.15%)        0.08%        (0.25%)     0.03%
====================================================================================================================================
Portfolio Turnover Rate                             84.98%          152.21%    151.98%        90.97%       104.74%     83.96%
====================================================================================================================================

(i)  Unaudited.  Ratios  have  been  annualized;   total  return  has  not  been
     annualized.

(ii) Amount was computed based on average shares outstanding during the year.

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 1999 (UNAUDITED)

================================================================================

     SHARES         COMMON STOCKS--98.0%                               VALUE
     ------                                                            -----
                    ADVERTISING--1.0%
      23,000        Omnicom Group Inc. ........................  $    1,840,000
                                                                 --------------
                    AEROSPACE--4.3%
      56,000        AlliedSignal Inc. .........................       3,528,000
      59,000        United Technologies Corp.+ ................       4,229,592
                                                                 --------------
                                                                      7,757,592
                                                                 --------------
                    BROADCASTING--3.8%
      44,000        Cablevision Systems Corp. Cl. A.*+ ........       3,080,000
      55,000        Clear Channel Communications Inc.* ........       3,791,590
                                                                 --------------
                                                                      6,871,590
                                                                 --------------
                    BUSINESS SERVICES--1.6%
      94,900        IMS Health Inc. ...........................       2,965,625
                                                                 --------------
                    COMMUNICATION EQUIPMENT--7.0%
     124,000        Cisco Systems, Inc.* ......................       7,990,250
      50,000        Motorola, Inc. ............................       4,737,500
                                                                 --------------
                                                                     12,727,750
                                                                 --------------
                    COMMUNICATIONS--23.5%
      74,000        America Online Inc.* ......................       8,177,000
      76,058        At Home Corp. Series A* ...................       4,102,416
      43,500        Broadcast.com Inc.* .......................       5,809,991
     146,000        Comcast Corp. Cl. A. Special ..............       5,611,948
     108,000        COX Communications Inc. Cl. A.*+ ..........       3,975,804
     102,300        Lucent Technologies Inc. ..................       6,898,907
      38,700        MCI Worldcom Inc.* ........................       3,330,619
      30,000        McLeodUSA Inc. Cl. A.* ....................       1,650,000
      65,000        Nextel Communications Inc. Cl. A*+ ........       3,262,220
                                                                 --------------
                                                                     42,818,905
                                                                 --------------
                    COMPUTER RELATED &
                      BUSINESS EQUIPMENT--6.1%
      98,700        Dell Computer Corp.* ......................       3,651,900
     107,000        Sun Microsystems Inc.* ....................       7,369,625
                                                                 --------------
                                                                     11,021,525
                                                                 --------------
                    COMPUTER SERVICES--4.9%
      78,000        CNET Inc.*+ ...............................       4,494,750
      22,500        eBay Inc.* ................................       3,405,938
       6,000        Yahoo Inc.* ...............................       1,033,500
                                                                 --------------
                                                                      8,934,188
                                                                 --------------
                    COMPUTER SOFTWARE--6.5%
      15,000        BMC Software Inc.* ........................         810,000
      40,000        Intuit Inc.* ..............................       3,605,000
      83,200        Microsoft Corporation* ....................       7,503,642
                                                                 --------------
                                                                     11,918,642
                                                                 --------------


    SHARES                                                              VALUE
    ------                                                              -----
                    CONGLOMERATE--3.6%
      68,730        Tyco International Ltd. ...................       6,512,168
                                                                 --------------
                    ENERGY & ENERGY SERVICES--.5%
      20,000        Halliburton Co. ...........................         905,000
                                                                 --------------
                    FINANCIAL  SERVICES--6.2%
     105,750        Citigroup Inc. ............................       5,023,125
      40,000        Kansas City Southern Industries Inc.+ .....       2,552,520
      25,000        Morgan Stanley Dean Witter & Co.+ .........       2,562,500
      11,000        Schwab (Charles) Corporation (The) ........       1,208,625
                                                                 --------------
                                                                     11,346,770
                                                                 --------------
                    FOOD CHAINS--1.8%
      79,800        Kroger Co.* ...............................       2,229,452
      25,000        Safeway Inc.* .............................       1,237,500
                                                                 --------------
                                                                      3,466,952
                                                                 --------------
                    INSURANCE--1.6%
      24,350        American International Group, Inc. ........       2,850,484
                                                                 --------------
                    LEISURE &  ENTERTAINMENT--1.5%
      57,000        Carnival Corp. ............................       2,764,500
                                                                 --------------
                    PHARMACEUTICALS--.6%
      20,400        Schering-Plough Corporation+ ..............       1,081,200
                                                                 --------------
                    RETAILING--14.0%
      33,000        Amazon.com Inc.* ..........................       4,129,125
      25,000        Bed Bath & Beyond Inc.* ...................         962,500
      29,000        Best Buy Company Inc.* ....................       1,957,500
      45,900        Costco Companies Inc.* ....................       3,674,892
      91,400        Home Depot, Inc. ..........................       5,889,633
      10,000        Linens'n Things Inc.* .....................         437,500
     127,500        Office Depot Inc.* ........................       2,813,033
     114,900        Wal-Mart Stores Inc. ......................       5,543,925
                                                                 --------------
                                                                     25,408,108
                                                                 --------------
                    SEMICONDUCTORS--5.9%
      48,000        Altera Corporation* .......................       1,767,024
      33,000        Linear Technology Corporation .............       2,219,250
      16,000        Texas Instruments, Incorporated ...........       2,320,000
      76,000        Xilinx, Inc.* .............................       4,351,000
                                                                 --------------
                                                                     10,657,274
                                                                 --------------
                    SEMICONDUCTOR CAPITAL
                      EQUIPMENT--3.6%
      46,900        Applied Materials Inc.* ...................       3,464,738
      25,000        ASM Lithography Holding NV* ...............       1,484,375
      22,900        Teradyne, Inc.* ...........................       1,643,075
                                                                 --------------
                                                                      6,592,188
                                                                 --------------
                    TOTAL COMMON STOCKS
                      (COST $138,224,760) .....................     178,440,461
                                                                    -----------

   PRINCIPAL
    AMOUNT          SHORT-TERM INVESTMENTS--3.4%                       VALUE
   --------                                                            -----
                    SHORT-TERM CORPORATE NOTES--1.7%
  $3,000,000        Export Development Corp.,
                      4.77%, 7/2/99 (Cost $2,999,600) .........     $ 2,999,600
                                                                    -----------
                    SECURITIES HELD UNDER
                      REPURCHASE AGREEMENTS--1.7%
                    Securities Held Under Repurchase
                      Agreements, 4.80%-5.875%, 7/1/99, with
                      Bear, Stearns & Co. Inc., dtd 6/30/99,
                      repurchase price $3,123,925;
                      collateralized by U.S. Treasury Strips
                      (par value $7,855,000 due 11/15/13) .....       3,123,501
                                                                   ------------
                    TOTAL SHORT-TERM INVESTMENTS
                      (COST $6,123,101) .......................       6,123,101
                                                                   ------------
TOTAL INVESTMENTS
  (Cost $144,347,861)(a) ...........................   101.4%       184,563,562
Liabilities in Excess Of Other Assets ..............    (1.4)        (2,565,202)
                                                       -----       ------------
NET ASSETS .........................................   100.0%      $181,998,360
                                                       =====       ============
 *   Non-income producing security.
 +   Securities partially or fully on loan.
a)   At June 30, 1999, the net unrealized appreciation on investments,  based on
     cost  for  federal  income  tax  purposes  of  $144,347,861,   amounted  to
     $40,215,701 which consisted of aggregate gross unrealized appreciation of $40,526,761 and aggregate gross unrealized depreciation of $311,060.

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

====================================================================================================================================

                                                                                                                  FROM JANUARY 25,
                                                                                                                        1995
                                                     SIX MONTHS                                                    (COMMENCEMENT OF
                                                        ENDED                  YEAR ENDED DECEMBER 31,               OPERATIONS)
                                                      JUNE 30,      -------------------------------------------     TO DECEMBER 31,
                                                    1999(I)(II)          1998           1997           1996            1995(II)
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                 $34.90           $23.17         $19.36         $17.43           $10.00
------------------------------------------------------------------------------------------------------------------------------------
  Net investment loss                                   (0.06)           (0.05)         (0.03)         (0.03)(iii)      (0.03)
  Net realized and unrealized gain
    on investments                                       8.80            12.99           3.84           2.14             7.46
------------------------------------------------------------------------------------------------------------------------------------
      Total from investment operations                   8.74            12.94           3.81           2.11             7.43
  Distribution from net realized gains                  (2.77)           (1.21)            --          (0.18)              --
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of period                       $40.87           $34.90         $23.17         $19.36           $17.43
====================================================================================================================================
  Total Return                                          25.54%           57.83%         19.68%         12.04%           74.30%
====================================================================================================================================
  Ratios and Supplemental Data:
    Net assets, end of period
      (000's omitted)                                $181,998         $101,710        $53,488        $34,925           $5,497
====================================================================================================================================
    Ratio of expenses excluding interest
      to  average net assets                             0.91            %0.93          %0.96          %1.06            %1.50%
====================================================================================================================================
    Ratio of expenses including interest
      to average net assets                              0.92            %0.96          %1.00          %1.09            %1.56%
====================================================================================================================================
    Decrease reflected in above expense
      ratios due to expense reimbursements                 --               --             --             --             2.36%
====================================================================================================================================
    Ratio of net investment loss to
      average net assets                                (0.59%)          (0.27%)        (0.17%)        (0.15%)          (0.71%)
====================================================================================================================================
    Portfolio Turnover Rate                             74.13%          143.59%        164.27%        102.10%          178.23%
====================================================================================================================================
  Amount of debt outstanding
    at end of period                                       --               --             --             --               --
====================================================================================================================================
  Average amount of debt
    outstanding during the period                    $426,923         $246,101       $201,644        $76,079           $8,122
====================================================================================================================================
  Average daily number of shares
    outstanding during the period                   3,523,768        2,480,478      2,135,458      1,107,187           75,460
====================================================================================================================================
  Average amount of debt per share
    during the period                                   $0.12            $0.10          $0.09          $0.07            $0.11
====================================================================================================================================

  (i) Unaudited.
 (ii) Ratios have been annualized; total return has not been annualized.
(iii) Amount was computed based on average shares outstanding during the period.

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)

JUNE 30, 1999

====================================================================================================================================

                                                            AMERICAN       AMERICAN
                                                             SMALL          INCOME                     AMERICAN         AMERICAN
                                         AMERICAN         CAPITALIZA-        AND         AMERICAN       MIDCAP          LEVERAGED
                                          GROWTH             TION          GROWTH        BALANCED       GROWTH           ALLCAP
                                        PORTFOLIO         PORTFOLIO       PORTFOLIO      PORTFOLIO     PORTFOLIO        PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments in securities,
    at value (identified cost*)
    --see accompanying
    schedules of investments         $2,915,553,685     $569,135,015    $115,095,695   $42,968,305    $843,246,296     $184,563,562
  Receivable for investment
    securities sold                      76,626,980       10,823,699       2,081,420       494,220      12,961,867        3,585,329
  Receivable for shares of
    beneficial interest sold              8,240,966        4,197,377         135,035            --       4,677,752          764,172
  Interest and dividends
    receivable                              637,260          106,223          39,629       150,629         134,659           27,842
  Other assets                               62,079           47,418          18,821        19,444          34,024           20,581
------------------------------------------------------------------------------------------------------------------------------------
    Total Assets                      3,001,120,970      584,309,732     117,370,600    43,632,598     861,054,598      188,961,486
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
  Payable for investment
    securities purchased                154,628,963        4,241,563       6,477,296     1,422,338      26,900,599        6,680,386
  Payable for securities loaned             795,447        1,824,829           9,525       314,716       1,396,925          114,016
  Payable for shares of
    beneficial interest redeemed          4,112,589        5,369,330         802,622        30,031       3,498,197           35,635
  Interest payable                               --               --              --            --              --              893
  Accrued investment management
    fees                                  1,596,087          370,007          52,215        23,888         480,675          115,220
  Accrued expenses                          152,817           39,579          13,420         8,485          46,211           16,976
------------------------------------------------------------------------------------------------------------------------------------
    Total Liabilities                   161,285,903       11,845,308       7,355,078     1,799,458      32,322,607        6,963,126
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                           $2,839,835,067     $572,464,424    $110,015,522   $41,833,140    $828,731,991     $181,998,360
====================================================================================================================================
NET ASSETS CONSIST OF:
  Paid-in capital                    $1,994,834,055     $230,763,053     $84,157,661   $31,947,799    $637,599,848     $123,661,655
  Undistributed net investment
    income (accumulated loss)              (781,921)     (10,278,319)         28,698       255,630      (2,183,795)        (707,580)
  Undistributed net realized gain       234,604,849      221,850,991       5,419,853     4,053,515      77,299,811       18,828,584
  Net unrealized appreciation           611,178,084      130,128,699      20,409,310     5,576,196     116,016,127       40,215,701
====================================================================================================================================
NET ASSETS                           $2,839,835,067     $572,464,424    $110,015,522   $41,833,140    $828,731,991     $181,998,360
====================================================================================================================================

Shares of beneficial interest
  outstanding--Note 6                    50,860,223       13,137,264       8,258,806     3,012,783      30,029,724        4,453,030
====================================================================================================================================

NET ASSET VALUE PER SHARE                    $55.84           $43.58          $13.32        $13.89          $27.60           $40.87
====================================================================================================================================
*Identified cost                     $2,304,375,601     $439,006,316     $94,686,385   $37,392,109    $727,230,169     $144,347,861
====================================================================================================================================

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
STATEMENTS OF OPERATIONS (UNAUDITED)

FOR THE SIX MONTHS ENDED JUNE 30, 1999

====================================================================================================================================

                                                              AMERICAN       AMERICAN
                                                               SMALL          INCOME                     AMERICAN         AMERICAN
                                           AMERICAN         CAPITALIZA-        AND         AMERICAN       MIDCAP          LEVERAGED
                                            GROWTH             TION          GROWTH        BALANCED       GROWTH           ALLCAP
                                          PORTFOLIO         PORTFOLIO       PORTFOLIO      PORTFOLIO     PORTFOLIO        PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
 Income:
  Interest                               $4,170,418       $2,721,439        $130,659      $377,091      $1,177,595          $94,071
  Dividends                               4,109,581          546,890         201,371        42,106         539,717          132,996
------------------------------------------------------------------------------------------------------------------------------------
   Total Income                           8,279,999        3,268,329         332,030       419,197       1,717,312          227,067
------------------------------------------------------------------------------------------------------------------------------------
 Expenses:
  Management fees-- Note 3(a)             8,643,733        3,948,986         281,919       127,315       2,781,770          584,733
  Interest on line of credit
   utilized                                      --               --              --            --              --           12,792
  Custodian fees                            251,445          124,430          13,916        14,805          83,371           20,428
  Transfer agent fees                        63,814           18,730           3,083         1,552          18,738            4,594
  Professional fees                          40,283           13,595           6,357         5,509          15,086            7,400
  Trustees' fees                              1,984            1,984           1,984         1,984           1,984            1,984
  Miscellaneous                              58,027           33,016           4,524         2,651          28,678            4,079
------------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                         9,059,286        4,140,741         311,783       153,816       2,929,627          636,010
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)               (779,287)        (872,412)         20,247       265,381      (1,212,315)        (408,943)
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
  Net realized gain on
   investments                          242,323,516      221,310,826       5,470,901     4,103,579      77,240,058       18,624,382
  Net change in unrealized
   appreciation on investments           94,394,399     (144,722,408)      1,647,215       514,144      10,623,820       10,249,187
------------------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized
    gain (loss) on investments          336,717,915       76,588,418       7,118,116     4,617,723      87,863,878       28,873,569
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET
 ASSETS RESULTING FROM
 OPERATIONS                            $335,938,628      $75,716,006      $7,138,363    $4,883,104     $86,651,563      $28,464,626
====================================================================================================================================

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
STATEMENT OF CASH FLOWS (UNAUDITED)

FOR THE SIX MONTHS ENDED JUNE 30, 1999
================================================================================

--------------------------------------------------------------------------------
INCREASE (DECREASE) IN CASH
Cash flows from operating activities:
 Interest received                                                      $86,551
 Dividends received                                                     125,822
 Interest paid                                                          (11,944)
 Operating expenses paid                                               (577,406)
 Purchase of short-term securities, net                              (3,331,110)
 Purchase of portfolio securities                                  (146,595,494)
 Proceeds from disposition of portfolio securities                   99,183,581
 Other                                                                  (18,997)
--------------------------------------------------------------------------------
   Net cash used in operating activities                            (51,138,997)
--------------------------------------------------------------------------------
Cash flows from financing activities:
 Dividends paid                                                     (10,215,601)
 Proceeds from shares sold and dividends reinvested                  90,590,610
 Payments on shares redeemed                                        (29,350,028)
 Increase in cash collateral received on
    securities loaned                                                   114,016
--------------------------------------------------------------------------------
   Net cash provided by financing activities                         51,138,997
--------------------------------------------------------------------------------
Net increase in cash                                                         --
Cash--beginning of period                                                    --
--------------------------------------------------------------------------------
Cash--end of period                                                          --
================================================================================
RECONCILIATION OF NET INCREASE IN NET ASSETS TO NET CASH PROVIDED BY
 (USED IN) OPERATING ACTIVITIES:
Net increase in net assets resulting from operations                $28,464,626
Increase in investments                                             (54,757,849)
Increase in receivable for investments sold                          (2,665,560)
Increase in payable for securities purchased                          6,680,386
Increase in interest and dividends receivable                           (14,694)
Net realized gain                                                   (18,624,382)
Net increase in unrealized appreciation                             (10,249,187)
Increase in accrued expenses                                             46,660
Net increase in other assets                                            (18,997)
--------------------------------------------------------------------------------
Net cash used in operating activities                              $(51,138,997)
================================================================================

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

FOR THE SIX MONTHS ENDED JUNE 30, 1999

====================================================================================================================================

                                                           AMERICAN       AMERICAN
                                                            SMALL          INCOME                       AMERICAN         AMERICAN
                                         AMERICAN        CAPITALIZA-        AND      AMERICAN            MIDCAP          LEVERAGED
                                          GROWTH            TION          GROWTH     BALANCED            GROWTH           ALLCAP
                                        PORTFOLIO        PORTFOLIO       PORTFOLIO   PORTFOLIO          PORTFOLIO        PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)         $    (779,287)  $    (872,412)  $     20,247  $   265,381        $ (1,212,315)    $   (408,943)
Net realized gain on
 investments                           242,323,516     221,310,826      5,470,901    4,103,579          77,240,058       18,624,382
Net change in unrealized
 appreciation (depreciation)
 on investments                         94,394,399    (144,722,408)     1,647,215      514,144          10,623,820       10,249,187
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
 resulting from operations             335,938,628      75,716,006      7,138,363    4,883,104          86,651,563       28,464,626
Dividends to shareholders:
 Net investment income                  (3,390,608)             --       (184,311)    (431,942)                 --               --
 Net realized gains                   (231,505,570)   (121,889,784)    (5,479,715)  (2,190,935)       (109,670,539)     (10,215,601)
Net increase (decrease) from
 shares of beneficial interest
 transactions-- Note 6                 833,073,664    (597,945,538)    30,615,564   11,364,593         162,179,510       62,039,810
------------------------------------------------------------------------------------------------------------------------------------
  Total increase (decrease)            934,116,114    (644,119,316)    32,089,901   13,624,820         139,160,534       80,288,835
Net Assets
 Beginning of period                 1,905,718,953   1,216,583,740     77,925,621   28,208,320         689,571,457      101,709,525
------------------------------------------------------------------------------------------------------------------------------------
 End of period                      $2,839,835,067  $  572,464,424   $110,015,522  $41,833,140        $828,731,991     $181,998,360
====================================================================================================================================
 Undistributed net investment
  income (accumulated loss)         $     (781,921) $  (10,278,319)  $     28,698  $   255,630        $ (2,183,795)    $   (707,580)
====================================================================================================================================




THE ALGER AMERICAN FUND
STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 1998

====================================================================================================================================

                                                           AMERICAN       AMERICAN
                                                            SMALL          INCOME                       AMERICAN         AMERICAN
                                         AMERICAN        CAPITALIZA-        AND      AMERICAN            MIDCAP          LEVERAGED
                                          GROWTH            TION          GROWTH     BALANCED            GROWTH           ALLCAP
                                        PORTFOLIO        PORTFOLIO       PORTFOLIO   PORTFOLIO          PORTFOLIO        PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)       $     3,372,212   $  (2,025,154)  $    181,987  $   430,207       $      (4,412)   $    (178,959)
Net realized gain on
 investments                           223,813,556     122,430,214      5,444,249    2,135,374         112,933,261       10,343,897
Net change in unrealized
 appreciation on investments           338,483,830      51,310,113     11,504,771    3,469,514          35,788,129       23,275,972
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
 resulting from operations             565,669,598     171,715,173     17,131,007    6,035,095         148,716,978       33,440,910
Dividends to shareholders:
 Net investment income                  (3,246,329)             --       (194,463)    (295,352)                 --               --
 Net realized gains                   (198,381,152)   (131,575,498)    (5,380,156)  (1,311,952)        (41,830,668)      (2,761,338)
Net increase from
 shares of beneficial
 interest transactions--Note 6         469,147,944     178,858,157     18,970,341    7,166,779         137,718,447       17,541,955
------------------------------------------------------------------------------------------------------------------------------------
  Total increase                       833,190,061     218,997,832     30,526,729   11,594,570         244,604,757       48,221,527
Net Assets
 Beginning of year                   1,072,528,892     997,585,908     47,398,892   16,613,750         444,966,700       53,487,998
------------------------------------------------------------------------------------------------------------------------------------
 End of year                       $ 1,905,718,953   $1,216,583,740  $ 77,925,621  $28,208,320       $ 689,571,457    $ 101,709,525
====================================================================================================================================
 Undistributed net investment
  income (accumulated loss)        $     3,387,974   $  (9,405,907)  $    192,762  $   422,191       $    (971,480)   $    (298,637)
====================================================================================================================================

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

JUNE 30, 1999
================================================================================

NOTE 1--GENERAL:

The Alger American Fund (the "Fund") is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund operates as a series company currently issuing six series of shares of beneficial interest: American Growth Portfolio, American Small Capitalization Portfolio, American Income and Growth Portfolio, American Balanced Portfolio, American MidCap Growth Portfolio and American Leveraged AllCap Portfolio (collectively the "Portfolios"). The American Growth Portfolio, American Small Capitalization Portfolio, American MidCap Growth Portfolio and American Leveraged AllCap Portfolio invest primarily in equity securities and each has an investment objective of long-term capital appreciation. The American Income and Growth Portfolio's primary investment objective is to provide a high level of dividend income by investing primarily in dividend-paying equity securities; capital appreciation is a secondary objective. The American Balanced Portfolio's investment objectives are current income and long-term capital appreciation which it seeks to achieve through investing in equity and fixed income securities. Shares of the Portfolios are available and are being marketed exclusively as a pooled funding vehicle for qualified retirement plans and for life insurance companies writing all types of variable annuity contracts and variable life insurance policies.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES:

(a) INVESTMENT VALUATION: Investments of the Portfolios are valued on each day the New York Stock Exchange ("NYSE") is open as of the close of the NYSE (normally 4:00 p.m. Eastern time). Listed and unlisted securities for which such information is regularly reported are valued at the last reported sales price or, in the absence of reported sales, at the mean between the bid and the asked price, or, in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Securities for which market quotations are not readily available are valued according to procedures established by the Board of Trustees to determine fair value in good faith.

Securities having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

(b) SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are recorded on a trade date basis. Resulting receivables and payables are carried at amounts which approximate fair value. Realized gains and losses from security transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.

(c) REPURCHASE AGREEMENTS: The Portfolios enter into repurchase agreements with approved institutions, primarily U.S. Government securities dealers. The repurchase agreements are collateralized by U.S. Government securities which are verified by the investment manager as being either received and held in physical possession by the custodian or as having been received by such custodian in book-entry form through the Federal Reserve book-entry system. The investment manager monitors the value of the collateral at the time the repurchase agreement is entered into and on a daily basis during the term of the agreement to ensure that its value equals or exceeds the agreed-upon repurchase price to be repaid to the Portfolio. Additional collateral is obtained when necessary.

(d) LENDING OF PORTFOLIO SECURITIES: The Portfolios lend their securities to financial institutions, including an affiliate of the custodian, provided that the market value of securities loaned will not at any time exceed one-third of the Portfolio's total assets, as defined. The Portfolios earn fees on the securities loaned which are included in interest income in the accompanying Statements of Operations. In order to protect against the risk of failure by the borrower to return the securities loaned or any delay in the delivery of such securities, the investment manager ensures that the loan is collateralized by cash, letters of credit or U.S. Government securities that are maintained at all times in an amount equal to at least 100 percent of the current market value of the loaned securities. At June 30, 1999, the value of securities loaned and collateral received thereon were as follows:

                                                        VALUE OF
                                                       SECURITIES     VALUE OF
                                                          LOANED     COLLATERAL
                                                       -----------   -----------
American Growth Portfolio ..........................   $ 4,934,475   $ 5,021,664
American Small Capitalization Portfolio ............    17,307,477    17,617,970
American Income and Growth Portfolio ...............         9,521         9,525
American Balanced Portfolio ........................       314,707       314,716
American MidCap Growth Portfolio ...................    12,782,417    13,018,987
American Leveraged AllCap Portfolio ................     4,890,370     4,986,368

(e) DIVIDENDS TO SHAREHOLDERS: Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date.

Dividends from net investment income are declared and paid annually.

THE ALGER AMERICAN FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONT'D)

JUNE 30, 1999
================================================================================

Distributions from net realized gains, offset by any loss carryforward, are declared and paid annually after the end of the fiscal year in which earned.

(f) FEDERAL INCOME TAXES: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income, including net realized capital gains, of each Portfolio to its respective shareholders. Therefore, no federal income tax provision is required. Each Portfolio is treated as a separate entity for the purpose of determining such compliance.

(g) EXPENSES: The Fund accounts separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio's operations; expenses which are applicable to all Portfolios are allocated among them.

(h) OTHER: These financial statements have been prepared using estimates and assumptions that affect the reported amounts therein. Actual results may differ from those estimates.

NOTE 3--INVESTMENT  MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:

(a) INVESTMENT MANAGEMENT FEES: Fees incurred by each Portfolio, pursuant to the provisions of its Investment Management Agreement (the "Agreement") with Fred Alger Management, Inc. ("Alger Management"), are payable monthly and computed based on the average daily net assets of each Portfolio at the following annual rates:

American Growth Portfolio ......................................   .750%
American Small Capitalization Portfolio ........................   .850
American Income and Growth Portfolio ...........................   .625
American Balanced Portfolio ....................................   .750
American MidCap Growth Portfolio ...............................   .800
American Leveraged AllCap Portfolio ............................   .850

Each Agreement further provides that if in any fiscal year the aggregate expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, of the American Growth Portfolio exceed 1.50%; the American Small Capitalization Portfolio exceed 1.50%; the American Income and Growth Portfolio exceed 1.25%; the American Balanced Portfolio exceed 1.25%; the American MidCap Growth Portfolio exceed 1.50% and the American Leveraged AllCap Portfolio exceed 1.50% of the average daily net assets of the applicable Portfolio, Alger Management will reimburse that Portfolio for the excess expenses.

(b) BROKERAGE COMMISSIONS: During the six months ended June 30, 1999, the American Growth Portfolio, American Small Capitalization Portfolio, American Income and Growth Portfolio, American Balanced Portfolio, American MidCap Growth Portfolio and the American Leveraged AllCap Portfolio paid Fred Alger & Company, Incorporated ("Alger Inc.") $2,231,592, $1,794,525, $102,194, $22,392, $941,473
and $122,547,  respectively,  in connection  with securities  transactions.

(c) TRANSFER AGENCY FEES: The Fund has entered into a transfer agency agreement with Alger Shareholder Services, Inc. ("Services"), an affiliate of Alger Management, whereby Services will act as transfer agent for the Fund.

(d) Certain trustees and officers of the Fund are directors and officers of Alger Management, Alger Inc. and Services.

NOTE  4--SECURITIES  TRANSACTIONS:

Purchases and sales of securities, other than short-term securities, for the six months ended June 30, 1999, were as follows:

                                                   PURCHASES          SALES
                                                 -------------    --------------
American Growth Portfolio ..................    $2,116,806,030    $1,365,609,378
American Small Capitalization Portfolio ....       755,810,632     1,392,785,618
American Income and Growth Portfolio .......        82,640,842        56,844,175
American Balanced Portfolio ................        24,869,289        16,736,247
American MidCap Growth Portfolio ...........       610,768,944       557,909,595
American Leveraged AllCap Portfolio ........       153,275,880       101,845,784

NOTE 5--LINE OF CREDIT:

The American Leveraged AllCap Portfolio has a line of credit withits custodian bank whereby it may borrow up to one-third of the value of its assets, as defined, up to a maximum of $25,000,000. Such borrowings have a variable interest rate and are payable on demand. To the extent American Leveraged AllCap Portfolio borrows under this line, it must pledge securities with a total value of at least twice the amount borrowed. During the six months ended June 30, 1999, the American Leveraged AllCap Portfolio had borrowings which averaged $426,923 at a weighted average interest rate of 5.96%.

NOTE 6--SHARE CAPITAL:

The Fund has an unlimited number of authorized shares of beneficial interest of $.001 par value.

THE ALGER AMERICAN FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONT'D)

JUNE 30, 1999
================================================================================
During the six months ended June 30, 1999, transactions of shares of beneficial interest were as follows:

                                                SHARES               AMOUNT
                                                ------               ------
American Growth Portfolio:
  Shares sold .......................          23,229,052       $ 1,297,797,918
  Dividends reinvested ..............           4,531,199           234,852,067
                                           --------------       ---------------
                                               27,760,251         1,532,649,985
  Shares redeemed ...................         (12,708,973)         (699,576,321)
                                           --------------       ---------------
   Net increase .....................          15,051,278       $   833,073,664
                                           ==============       ===============

                                                SHARES               AMOUNT
                                                ------               ------
American Small Capitalization Portfolio:
  Shares sold .......................          18,827,200       $   810,109,177
  Dividends reinvested ..............           3,077,857           121,883,144
                                           --------------       ---------------
                                               21,905,057           931,992,321
  Shares redeemed ...................         (36,437,297)       (1,529,937,859)
                                           --------------       ---------------
   Net decrease .....................         (14,532,240)      $  (597,945,538)
                                           ==============       ===============

                                                SHARES               AMOUNT
                                                ------               ------
American Income and Growth Portfolio:
  Shares sold .......................           2,284,869       $    30,461,737
  Dividends reinvested ..............             447,209             5,661,661
                                           --------------       ---------------
                                                2,732,078            36,123,398
  Shares redeemed ...................            (410,669)           (5,507,834)
                                           --------------       ---------------
   Net increase .....................           2,321,409       $    30,615,564
                                           ==============       ===============

                                                SHARES               AMOUNT
                                                ------               ------
American Balanced Portfolio:
  Shares sold .......................             880,872       $    12,025,460
  Dividends reinvested ..............             200,644             2,620,408
                                           --------------       ---------------
                                                1,081,516            14,645,868
  Shares redeemed ...................            (242,164)           (3,281,275)
                                           --------------       ---------------
   Net increase .....................             839,352       $    11,364,593
                                           ==============       ===============

                                                SHARES               AMOUNT
                                                ------               ------
American MidCap Growth Portfolio:
  Shares sold .......................          21,487,635       $   604,896,674
  Dividends reinvested ..............           4,326,254           109,670,534
                                           --------------       ---------------
                                               25,813,889           714,567,208
  Shares redeemed ...................         (19,665,783)         (552,387,698)
                                           --------------       ---------------
        Net increase ................           6,148,106       $   162,179,510
                                           ==============       ===============

                                                SHARES               AMOUNT
                                                ------               ------
American Leveraged AllCap Portfolio:
       Shares sold ..................           2,018,631       $    81,039,034
       Dividends reinvested .........             263,906            10,147,195
                                           --------------       ---------------
                                                2,282,537            91,186,229
       Shares redeemed ..............            (744,198)          (29,146,419)
                                           --------------       ---------------
        Net increase ................           1,538,339       $    62,039,810
                                           ==============       ===============

During the year ended December 31, 1998, transactions of shares of beneficial interest were as follows:

                                                SHARES               AMOUNT
                                                ------               ------
American Growth Portfolio:
  Shares sold .......................          22,276,285       $ 1,015,249,072
  Dividends reinvested ..............           4,809,435           201,563,406
                                           --------------       ---------------
                                               27,085,720         1,216,812,478
  Shares redeemed ...................         (16,358,040)         (747,664,534)
                                           --------------       ---------------
   Net increase .....................          10,727,680       $   469,147,944
                                           ==============       ===============

                                                SHARES               AMOUNT
                                                ------               ------
American Small Capitalization Portfolio:
  Shares sold .......................          33,401,217       $ 1,342,889,723
  Dividends reinvested ..............           3,247,801           131,568,417
                                           --------------       ---------------
                                               36,649,018         1,474,458,140
  Shares redeemed ...................         (31,781,393)       (1,295,599,983)
                                           --------------       ---------------
   Net increase .....................           4,867,625       $   178,858,157
                                           ==============       ===============

                                                SHARES               AMOUNT
                                                ------               ------
American Income and Growth Portfolio:
  Shares sold .......................           2,355,653       $    27,413,251
  Dividends reinvested ..............             504,168             5,571,055
                                           --------------       ---------------
                                                2,859,821            32,984,306
  Shares redeemed ...................          (1,236,899)          (14,013,965)
                                           --------------       ---------------
   Net increase .....................           1,622,922       $    18,970,341
                                           ==============       ===============

                                                SHARES               AMOUNT
                                                ------               ------
American Balanced Portfolio:
  Shares sold .......................             781,832       $     8,989,415
  Dividends reinvested ..............             146,968             1,604,892
                                           --------------       ---------------
                                                  928,800            10,594,307
  Shares redeemed ...................            (299,561)           (3,427,528)
                                           --------------       ---------------
   Net increase .....................             629,239       $     7,166,779
                                           ==============       ===============

                                                SHARES               AMOUNT
                                                ------               ------
American MidCap Growth Portfolio:
  Shares sold .......................          14,298,667       $   361,534,632
  Dividends reinvested ..............           1,688,763            41,830,666
                                           --------------       ---------------
                                               15,987,430           403,365,298
  Shares redeemed ...................         (10,509,008)         (265,646,851)
                                           --------------       ---------------
   Net increase .....................           5,478,422       $   137,718,447
                                           ==============       ===============

                                                SHARES               AMOUNT
                                                ------               ------
American Leveraged AllCap Portfolio:
  Shares sold .......................           1,353,912       $    37,604,075
  Dividends reinvested ..............             107,618             2,731,336
                                           --------------       ---------------
                                                1,461,530            40,335,411
  Shares redeemed ...................            (854,961)          (22,793,456)
                                           --------------       ---------------
   Net increase .....................             606,569       $    17,541,955
                                           ==============       ===============

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